Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 305,126	$ 819,485
Prepaid and other current assets	124,332	225,744
Total current assets	2,015,668	2,388,898
Other assets	65,620	43,928
Total assets	2,689,790	3,370,847
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	1,098,793	1,255,218
Long-term liabilities	284,080	562,678
Total liabilities	1,382,873	1,817,896
Shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,229 shares and 39,269 shares, respectively, issued and outstanding as of December 31, 2018 and 2019)	39	39
Additional paid-in capital	948,201	958,883
Accumulated other comprehensive income	24,351	24,719
Accumulated deficit	(544,137)	(394,801)
Total shareholders' equity	428,454	588,840
Total liabilities and shareholders' equity	2,689,790	3,370,847
Sohu.com Limited [Member]
ASSETS
Cash and cash equivalents	3,756	16,492	$ 2,845
Prepaid and other current assets	744	1,169
Due from subsidiaries and VIEs	530,182	470,649
Total current assets	534,682	488,310
Interests in subsidiaries and VIEs	22,093	224,679
Other assets	27,736	27,736
Total assets	584,511	740,725
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	3,757	7,472
Long-term liabilities	152,300	144,414
Total liabilities	156,057	151,886
Shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,229 shares and 39,269 shares, respectively, issued and outstanding as of December 31, 2018 and 2019)	39	39
Additional paid-in capital	948,201	958,883
Accumulated other comprehensive income	24,351	24,718
Accumulated deficit	(544,137)	(394,801)
Total shareholders' equity	428,454	588,839
Total liabilities and shareholders' equity	$ 584,511	$ 740,725